Income Taxes - Summary of Components of Net Deferred Income Tax Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	₱ 17,636	₱ 13,385	₱ 19,556
Net deferred income tax liabilities	204	169	₱ 726
Unearned revenues [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	6,305	3,022
Lease liability over right-of-use assets under IFRS 16 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	3,693	581
Unamortized past service pension costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	3,229	3,364
Accumulated provision for expected credit losses [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	2,814	2,920
Unrealized foreign exchange gains [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	1,509	403
Pension and other employee benefits [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	1,304	3,590
Accumulated write-down of inventories to net realizable values [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	544	662
Derivative financial instruments [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	248	(30)
NOLCO [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	165	10
Fixed asset impairment/depreciation due to shortened life of property and equipment [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	115	79
Excess MCIT over RCIT [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	103	1
Taxes and duties capitalized [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	(129)	(141)
Customer list and trademark [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	(197)	129
Capitalized charges and others [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	(2,067)	(1,205)
Investment Property [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax liabilities	240	241
Unrealized foreign exchange gains [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax liabilities	10	5
Others [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Others	₱ (46)	₱ (77)